CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities		£ (11,107)
Financial assets at fair value through other comprehensive income:
Purchases		(12,657)
Proceeds from sale and maturity		26,806
Purchase of fixed assets		(3,514)
Proceeds from sale of fixed assets		1,334
Acquisitions of and capital injections to subsidiaries		(49)
Disposal of businesses, net of cash disposed		1
Net cash flows from investing activities		11,921
Dividends paid to ordinary shareholders		(2,240)	£ (2,288)		£ (2,034)
Distributions on other equity instruments		(433)
Dividends paid to non-controlling interests		(61)
Interest paid on subordinated liabilities		(1,268)
Issue of ordinary shares		102
Share buy-back programme		(1,005)
Proceeds from issue of other equity instruments		1,131
Proceeds from issue of subordinated liabilities	[1]	1,729
Repayment of subordinated liabilities		(2,256)
Dividends paid to equity shareholders		(2,240)
Change in stake of non-controlling interests		98	90		101
Net cash used in financing activities		(4,301)
Effects of exchange rate changes on cash and cash equivalents		3
Change in cash and cash equivalents		(3,484)
Cash and cash equivalents at beginning of year	[2]	58,708
Cash and cash equivalents at end of year		55,224	58,708	[2]
Previously stated [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities			(3,195)		2,074
Financial assets at fair value through other comprehensive income:
Purchases			(7,862)		(4,930)
Proceeds from sale and maturity			18,675		6,335
Purchase of fixed assets			(3,655)		(3,760)
Proceeds from sale of fixed assets			1,444		1,684
Disposal of businesses, net of cash disposed			129		5
Acquisition of businesses, net of cash acquired			(1,923)		(20)
Net cash flows from investing activities			6,808		(686)
Dividends paid to ordinary shareholders					(2,014)
Distributions on other equity instruments			(415)		(412)
Dividends paid to non-controlling interests			(51)		(29)
Interest paid on subordinated liabilities			(1,275)		(1,687)
Issue of ordinary shares			14
Proceeds from issue of subordinated liabilities					1,061
Repayment of subordinated liabilities			(1,008)		(7,885)
Dividends paid to equity shareholders			(2,284)		(2,014)
Change in stake of non-controlling interests					(8)
Net cash used in financing activities			(5,019)		(10,974)
Effects of exchange rate changes on cash and cash equivalents					21
Change in cash and cash equivalents			(1,406)		(9,565)
Cash and cash equivalents at beginning of year		60,982	62,388		71,953
Cash and cash equivalents at end of year			60,982		62,388
Parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities		6,689
Cash flows from investing activities
Dividends received from subsidiary undertakings		4,000
Distributions on other equity instruments received		324
Financial assets at fair value through other comprehensive income:
Acquisitions of and capital injections to subsidiaries		(12,753)
Return of capital		11,114
Return of capital contribution		9
Interest received on lending		370
Net cash flows from investing activities		(5,911)
Dividends paid to ordinary shareholders		(2,240)
Distributions on other equity instruments		(433)
Interest paid on subordinated liabilities		(275)
Issue of ordinary shares		102
Share buy-back programme		(1,005)
Proceeds from issue of other equity instruments		1,129
Proceeds from issue of subordinated liabilities		1,729
Net cash used in financing activities		(993)
Change in cash and cash equivalents		(215)
Cash and cash equivalents at beginning of year	[2]	272
Cash and cash equivalents at end of year		57	272	[2]
Parent [member] | Previously stated [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities			8,221		(7,550)
Cash flows from investing activities
Dividends received from subsidiary undertakings			2,650		3,759
Distributions on other equity instruments received			292		119
Financial assets at fair value through other comprehensive income:
Return of capital contribution			77		441
Capital lending			(8,476)
Interest received on lending			244		496
Additional capital injections to subsidiaries					(3,522)
Acquisition of businesses, net of cash acquired			(320)
Net cash flows from investing activities			(5,058)		9,481
Dividends paid to ordinary shareholders					(2,014)
Distributions on other equity instruments			(415)		(412)
Interest paid on subordinated liabilities			(248)		(229)
Issue of ordinary shares			14
Proceeds from issue of subordinated liabilities					1,061
Repayment of subordinated liabilities					(319)
Dividends paid to equity shareholders			(2,284)
Net cash used in financing activities			(2,933)		(1,913)
Change in cash and cash equivalents			230		18
Cash and cash equivalents at beginning of year		272	42		24
Cash and cash equivalents at end of year			272		42
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities		(27,290)
Cash flows from investing activities
Dividends received from subsidiary undertakings		4,867
Distributions on other equity instruments received		101
Financial assets at fair value through other comprehensive income:
Purchases		(11,699)
Proceeds from sale and maturity		25,927
Purchase of fixed assets		(1,486)
Proceeds from sale of fixed assets		113
Acquisitions of and capital injections to subsidiaries		(111)
Return of capital		210
Disposal of businesses, net of cash disposed		7,704
Net cash flows from investing activities		25,626
Dividends paid to ordinary shareholders		(11,022)
Distributions on other equity instruments		(275)
Interest paid on subordinated liabilities		(659)
Return of capital contributions		(9)
Capital borrowing from the Company		9,860
Interest paid on borrowing from the Company		(370)
Net cash used in financing activities		(15,804)
Effects of exchange rate changes on cash and cash equivalents		2
Change in cash and cash equivalents		(17,466)
Cash and cash equivalents at beginning of year	[2]	56,120
Cash and cash equivalents at end of year		38,654	56,120	[2]
Lloyds Bank [Member] | Previously stated [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities			(3,430)		1,073
Cash flows from investing activities
Dividends received from subsidiary undertakings			4,378		3,984
Distributions on other equity instruments received			101
Financial assets at fair value through other comprehensive income:
Purchases			(7,550)		(4,664)
Proceeds from sale and maturity			16,480		6,429
Purchase of fixed assets			(1,155)		(1,122)
Proceeds from sale of fixed assets			85		19
Capital lending			(34)
Disposal of businesses, net of cash disposed			592		231
Additional capital injections to subsidiaries					(309)
Acquisition of businesses, net of cash acquired			(2,026)
Net cash flows from investing activities			10,871		4,568
Dividends paid to ordinary shareholders					(3,040)
Distributions on other equity instruments			(273)		(119)
Interest paid on subordinated liabilities			(668)		(1,516)
Proceeds from issue of other equity instruments					3,217
Proceeds from issue of subordinated liabilities					2,753
Repayment of subordinated liabilities			(675)		(13,200)
Return of capital contributions			(77)		(441)
Capital borrowing from the Company			8,476
Interest paid on borrowing from the Company			(244)		(496)
Dividends paid to equity shareholders			(2,650)
Net cash used in financing activities			3,414		(16,229)
Effects of exchange rate changes on cash and cash equivalents			(1)		2
Change in cash and cash equivalents			10,854		(10,586)
Cash and cash equivalents at beginning of year		56,120	45,266		55,852
Cash and cash equivalents at end of year			56,120		45,266
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities		8,871
Financial assets at fair value through other comprehensive income:
Purchases		(958)
Proceeds from sale and maturity		918
Purchase of fixed assets		(2,028)
Proceeds from sale of fixed assets		1,221
Acquisitions of and capital injections to subsidiaries		(131)
Disposal of businesses, net of cash disposed		1,373
Net cash flows from investing activities		395
Dividends paid to ordinary shareholders		(5,467)
Distributions on other equity instruments		(150)
Dividends paid to non-controlling interests		(61)
Interest paid on subordinated liabilities		(673)
Proceeds from issue of other equity instruments		782
Repayment of subordinated liabilities		(2,273)
Capital contributions received		3,088
Capital borrowing from the Company		11,717
Net cash used in financing activities		4,715
Effects of exchange rate changes on cash and cash equivalents		1
Change in cash and cash equivalents		13,982
Cash and cash equivalents at beginning of year	[2]	2,588
Cash and cash equivalents at end of year		16,570	2,588	[2]
Subsidiaries [member] | Previously stated [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities			(5,959)		11,131
Financial assets at fair value through other comprehensive income:
Purchases			(482)		(322)
Proceeds from sale and maturity			2,195		2,350
Purchase of fixed assets			(2,500)		(2,638)
Proceeds from sale of fixed assets			1,359		1,665
Disposal of businesses, net of cash disposed			129		5
Acquisition of businesses, net of cash acquired			(622)		(20)
Net cash flows from investing activities			79		1,040
Dividends paid to ordinary shareholders					(4,602)
Distributions on other equity instruments			(120)		(101)
Dividends paid to non-controlling interests			(51)		(29)
Interest paid on subordinated liabilities			(700)		(893)
Proceeds from issue of other equity instruments					305
Repayment of subordinated liabilities			(1,132)		(4,952)
Dividends paid to equity shareholders			(4,378)
Capital contribution received					309
Change in stake of non-controlling interests					(8)
Net cash used in financing activities			(6,381)		(11,169)
Effects of exchange rate changes on cash and cash equivalents			1		19
Change in cash and cash equivalents			(12,260)		1,021
Cash and cash equivalents at beginning of year		4,862	17,122		16,101
Cash and cash equivalents at end of year			4,862		17,122
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities		623
Cash flows from investing activities
Dividends received from subsidiary undertakings		(8,867)
Distributions on other equity instruments received		(425)
Financial assets at fair value through other comprehensive income:
Proceeds from sale and maturity		(39)
Acquisitions of and capital injections to subsidiaries		12,946
Return of capital		(11,324)
Return of capital contribution		(9)
Interest received on lending		(370)
Disposal of businesses, net of cash disposed		(9,076)
Net cash flows from investing activities		(8,189)
Dividends paid to ordinary shareholders		16,489
Distributions on other equity instruments		425
Interest paid on subordinated liabilities		339
Proceeds from issue of other equity instruments		(780)
Repayment of subordinated liabilities		17
Capital contributions received		(3,088)
Return of capital contributions		9
Capital borrowing from the Company		(21,577)
Interest paid on borrowing from the Company		370
Net cash used in financing activities		7,781
Change in cash and cash equivalents		215
Cash and cash equivalents at beginning of year	[2]	(272)
Cash and cash equivalents at end of year		(57)	(272)	[2]
Consolidation adjustments [Member] | Previously stated [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CASH FLOW STATEMENTS [Line Items]
Net cash provided by (used in) operating activities			(2,027)		(2,580)
Cash flows from investing activities
Dividends received from subsidiary undertakings			(7,028)		(7,743)
Distributions on other equity instruments received			(393)		(119)
Financial assets at fair value through other comprehensive income:
Purchases			170		56
Proceeds from sale and maturity					(2,444)
Return of capital contribution			(77)		(441)
Capital lending			8,510
Interest received on lending			(244)		(496)
Disposal of businesses, net of cash disposed			(592)		(231)
Additional capital injections to subsidiaries					3,831
Acquisition of businesses, net of cash acquired			1,045
Net cash flows from investing activities			916		(15,775)
Dividends paid to ordinary shareholders					7,642
Distributions on other equity instruments			393		220
Interest paid on subordinated liabilities			341		951
Proceeds from issue of other equity instruments					(3,522)
Proceeds from issue of subordinated liabilities					(2,753)
Repayment of subordinated liabilities			799		10,586
Return of capital contributions			77		441
Capital borrowing from the Company			(8,476)
Interest paid on borrowing from the Company			244		496
Dividends paid to equity shareholders			7,028
Capital contribution received					(309)
Net cash used in financing activities			881		18,337
Change in cash and cash equivalents			(230)		(18)
Cash and cash equivalents at beginning of year		(272)	(42)		(24)
Cash and cash equivalents at end of year			(272)		(42)
To subsidiaries [member] | Parent [member]
Financial assets at fair value through other comprehensive income:
Capital lending		(21,577)
To subsidiaries [member] | Parent [member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital lending					(4,978)
To subsidiaries [member] | Consolidation adjustments [Member]
Financial assets at fair value through other comprehensive income:
Capital lending		21,577
To subsidiaries [member] | Consolidation adjustments [Member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital lending					4,978
By subsidiaries [member] | Parent [member]
Financial assets at fair value through other comprehensive income:
Capital repayments		12,602
By subsidiaries [member] | Parent [member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital repayments			475		13,166
By subsidiaries [member] | Consolidation adjustments [Member]
Financial assets at fair value through other comprehensive income:
Capital repayments		(12,602)
By subsidiaries [member] | Consolidation adjustments [Member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital repayments			(475)		(13,166)
To parent company [member] | Lloyds Bank [Member]
Financial assets at fair value through other comprehensive income:
Return of capital		(2,975)
Capital repayments		(10,354)
To parent company [member] | Lloyds Bank [Member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital repayments			(475)		(3,387)
To parent company [member] | Subsidiaries [member]
Financial assets at fair value through other comprehensive income:
Capital repayments		(2,248)
To parent company [member] | Subsidiaries [member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital repayments					(1,198)
To parent company [member] | Consolidation adjustments [Member]
Financial assets at fair value through other comprehensive income:
Return of capital		2,975
Capital repayments		£ 12,602
To parent company [member] | Consolidation adjustments [Member] | Previously stated [member]
Financial assets at fair value through other comprehensive income:
Capital repayments			£ 475		£ 4,585

[1]	The repurchases and redemptions resulted in cash outflows of 2,256 million (2017: 1,008 million).
[2]	Adjusted for IFRS 9